Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net sales	$ 30,918	$ 23,814	$ 17,646
SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	1,752	1,004	1,002
Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	8,943	6,260	3,819
North America
Disaggregation of Revenue [Line Items]
Net sales	16,646	13,677	10,689
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	3,466	2,745	2,062
Latin America
Disaggregation of Revenue [Line Items]
Net sales	111	128	74
IoT
Disaggregation of Revenue [Line Items]
Net sales	30,058	23,198	16,867
IoT | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	1,436	751	406
IoT | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	8,549	6,026	3,721
IoT | North America
Disaggregation of Revenue [Line Items]
Net sales	16,531	13,609	10,631
IoT | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	3,466	2,745	2,062
IoT | Latin America
Disaggregation of Revenue [Line Items]
Net sales	76	67	47
mPKI
Disaggregation of Revenue [Line Items]
Net sales	860	616	779
mPKI | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	316	253	596
mPKI | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	394	234	98
mPKI | North America
Disaggregation of Revenue [Line Items]
Net sales	115	68	58
mPKI | Latin America
Disaggregation of Revenue [Line Items]
Net sales	$ 35	$ 61	$ 27